FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 3,937.2	$ 4,187.0
Contractual cash flows	5,128.1	5,330.3
Derivative financial instruments, carrying amount	20.3	27.1
Derivative financial instruments, undiscounted cash flows	30.5	27.7
Non-derivative financial liabilities and derivative financial instruments, carrying amount	3,957.5	4,214.1
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	5,158.6	5,358.0
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,211.8	1,157.4
Derivative financial instruments, undiscounted cash flows	21.5	25.6
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,233.3	1,183.0
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	444.4	671.7
Derivative financial instruments, undiscounted cash flows	2.4	0.9
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	446.8	672.6
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	339.4	421.6
Derivative financial instruments, undiscounted cash flows	0.9	1.3
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	340.3	422.9
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	321.3	316.5
Derivative financial instruments, undiscounted cash flows	(0.1)	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	321.2	316.5
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	763.3	697.4
Derivative financial instruments, undiscounted cash flows	5.8	(0.1)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	769.1	697.3
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	2,047.9	2,065.7
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	2,047.9	2,065.7
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	9.3	25.8
Outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,916.5	2,119.4
Outflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,522.6	1,852.8
Outflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	302.0	186.3
Outflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	69.3	66.5
Outflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	20.4	13.8
Outflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2.2	0.0
Outflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,905.7)	(2,092.2)
Inflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,514.3)	(1,832.5)
Inflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(299.2)	(182.2)
Inflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(68.7)	(64.1)
Inflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(21.1)	(13.4)
Inflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.4)	0.0
Inflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Foreign currency and interest rate swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(4.8)	(10.5)
Derivative financial instruments, undiscounted cash flows	3.9	(11.3)
Foreign currency and interest rate swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.6)	(6.5)
Foreign currency and interest rate swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.4)	(3.2)
Foreign currency and interest rate swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.3	(1.1)
Foreign currency and interest rate swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.6	(0.4)
Foreign currency and interest rate swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	6.0	(0.1)
Foreign currency and interest rate swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	15.8	11.8
Derivative financial instruments, undiscounted cash flows	15.8	11.8
Equity swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	15.8	11.8
Equity swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	775.8	799.3
Contractual cash flows	775.8	799.3
Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	775.8	799.3
Accounts payable and accrued liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Long-term debt (other than lease liabilities)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,522.4	2,794.2
Contractual cash flows	2,522.4	2,794.2
Long-term debt (other than lease liabilities) | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	253.7	133.4
Long-term debt (other than lease liabilities) | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	265.0	486.7
Long-term debt (other than lease liabilities) | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	174.1	264.2
Long-term debt (other than lease liabilities) | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	164.1	171.5
Long-term debt (other than lease liabilities) | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	644.1	562.7
Long-term debt (other than lease liabilities) | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,021.4	1,175.7
Interest and accretion
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	0.0	0.0
Contractual cash flows	743.2	734.5
Interest and accretion | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	94.1	120.2
Interest and accretion | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	78.7	93.8
Interest and accretion | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	70.5	73.9
Interest and accretion | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	66.2	67.5
Interest and accretion | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	44.3	53.9
Interest and accretion | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	389.4	325.2
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	551.9	455.9
Contractual cash flows	922.0	724.6
Lease liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	88.2	104.5
Lease liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	75.9	62.7
Lease liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	72.1	55.9
Lease liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	62.5	51.5
Lease liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	53.0	47.6
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	570.3	402.4
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	87.1	137.6
Contractual cash flows	164.7	277.7
Other non-current liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Other non-current liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	24.8	28.5
Other non-current liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	22.7	27.6
Other non-current liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	28.5	26.0
Other non-current liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	21.9	33.2
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 66.8	$ 162.4